Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Reconciliation of income taxes at the statutory rate and income taxes shown in the Statement of Earnings
The following is a reconciliation of income taxes at the statutory rate of 35% to the provision for income taxes as shown in the Statement of Earnings (dollars in millions):

	2015		2014		2013
	Amount	% of EBT	Amount	% of EBT	Amount	% of EBT
Earnings before income taxes (“EBT”)	$319		$352		$391

Income taxes at statutory rate	$112	35%	$123	35%	$137	35%
Effect of permanent items	(4)	(1%)	(3)	(1%)	(1)	—%
Provision for income taxes as shown in the Statement of Earnings	$108	34%	$120	34%	$136	35%

Components of income tax provision (credit)
The total income tax provision (credit) consists of (in millions):

	2015	2014	2013
Current taxes:
Federal	$133	$170	$193
State	2	4	2
Deferred taxes:
Federal	(27)	(54)	(59)
Provision for income taxes	$108	$120	$136

Components of deferred tax assets and liabilities
Deferred income tax assets and liabilities reflect temporary differences between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes. The significant components of deferred tax assets and liabilities included in the GALIC’s Balance Sheet at December 31 were as follows (in millions):

	2015			2014
	Excluding Unrealized Gains	Impact of Unrealized Gains	Total	Excluding Unrealized Gains	Impact of Unrealized Gains	Total
Deferred tax assets:
Insurance claims and reserves	$404	$22	$426	$357	$39	$396
Other, net	22	(4)	18	25	(11)	14
Total deferred tax assets	426	18	444	382	28	410
Deferred tax liabilities:
Investment securities	(6)	(203)	(209)	(23)	(464)	(487)
Deferred policy acquisition costs	(348)	82	(266)	(313)	184	(129)
Total deferred tax liabilities	(354)	(121)	(475)	(336)	(280)	(616)
Net deferred tax assets (liabilities)	$72	$(103)	$(31)	$46	$(252)	$(206)

Progression of the liability for uncertain tax positions, excluding interest and penalties
The following is a progression of GALIC’s uncertain tax positions, excluding interest and penalties, which all relate to the uncertainty as to the timing of tax return inclusion of investment income of certain debt securities (in millions):

	2015	2014	2013
Balance at January 1	$—	$13	$12
Reductions for tax positions of prior years	—	(4)	—
Additions for tax positions of current year	—	—	1
Settlements	—	(9)	—
Balance at December 31	$—	$—	$13